Stock Based Compensation (Details 4) - Aerkomm 2017 [Member] - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Number of Shares
Options outstanding, Beginning	719,400	283,000	253,000
Granted	2,000	436,400	78,000
Exercised
Forfeited/Cancelled	(18,000)		(48,000)
Options outstanding, Ending	703,400	719,400	283,000
Weighted Average Exercise Price Per Share
Options outstanding, Beginning	$ 14.4889	$ 28.3867	$ 30.8824
Granted	14.2000	5.4763	19.7462
Exercised
Forfeited/Cancelled	11.8067		27.5000
Options outstanding, Ending	14.5567	14.4889	28.3867
Weighted Average Fair Value Per Share
Options outstanding, Beginning	9.2431	17.5668	18.4796
Granted	9.8897	3.8452	13.9258
Exercised
Forfeited/Cancelled	7.3457		16.4610
Options outstanding, Ending	$ 9.2934	$ 9.2431	$ 17.5668